4. ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies
Impacts of the adoption of new accounting standard
Operating lease commitments as of 12.31.2018	10.5
Discount using incremental borrowing rate of 58.16% as of 01.01.2019	(2.4)
Exchange differences on translation	(0.1)
Lease liability recognised as of 01.01.2019	8

Property, plant and equipment estimated useful lives
Buildings:	50 years
Substations:	35 years
High voltage lines:	40 - 45 years
Medium voltage lines:	35 - 45 years
Low voltage lines:	30 - 40 years
Transformer centrals:	25 - 35 years
Meters:	25 years
Vehicles:	5 years
Furniture, fittings and communication equipment:	5- 20 years
Computer equipment and software:	3 years
Tools:	10 years
Gas Plant and Pipeline:	20 years